FINANCIAL RISK MAANGEMENT - Change in Gross Carrying Amount (Details) - Gross carrying amount - Loans to corporate entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	$ 6,949	$ 5,819
New assets originated or purchased	2,628	3,376
Assets derecognized (excluding write-offs)	(2,447)	(1,996)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Amounts written-off (net of recovery)	(10)	(19)
Other	(317)	(248)
Foreign currency translation	(526)	17
End of period	6,277	6,949
Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	6,233	5,513
New assets originated or purchased	2,441	3,167
Assets derecognized (excluding write-offs)	(2,137)	(1,757)
Transfers to stage 1	83	128
Transfers to stage 2	(577)	(309)
Transfers to stage 3	(57)	(44)
Amounts written-off (net of recovery)	(1)	0
Other	(266)	(470)
Foreign currency translation	(446)	5
End of period	5,273	6,233
Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	563	190
New assets originated or purchased	168	182
Assets derecognized (excluding write-offs)	(216)	(171)
Transfers to stage 1	(76)	(117)
Transfers to stage 2	599	332
Transfers to stage 3	(91)	(63)
Amounts written-off (net of recovery)	(1)	(16)
Other	(38)	216
Foreign currency translation	(68)	10
End of period	840	563
Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	153	116
New assets originated or purchased	19	27
Assets derecognized (excluding write-offs)	(94)	(68)
Transfers to stage 1	(7)	(11)
Transfers to stage 2	(22)	(23)
Transfers to stage 3	148	107
Amounts written-off (net of recovery)	(8)	(3)
Other	(13)	6
Foreign currency translation	(12)	2
End of period	$ 164	$ 153